Borrowings - Summary of consolidated statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 862,544	$ 693,328
Other borrowings	97,615	71,242
Total outstanding borrowings, net of debt issue costs	960,159	764,570	$ 400,911
Less: current portion of borrowings	(38,025)	(19,916)
Total non-current borrowings	922,134	744,654
Senior Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued	549,411	530,506
Total outstanding borrowings, net of debt issue costs	549,411	530,506	394,129
2022 Convertible Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued	155,914	32,441
Aztiq Convertible Bond
Disclosure of detailed information about borrowings [line items]
Bonds issued	80,663	65,793
Alvogen Facility
Disclosure of detailed information about borrowings [line items]
Loans received	76,556	64,588
Total outstanding borrowings, net of debt issue costs	$ 76,556	$ 64,588	$ 0